Organization and principal activities - Schedule of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 44,605		¥ 88,352		¥ 292,237
Accounts receivable, net	6,980		44,980		45,732
Amounts due from related parties	1,750		5,982		11,465
Inventories, net	13,974		63,056		91,551
Prepayments and other current assets	13,013		76,720		85,261
Property and equipment, net	1,280		4,981		8,386
Intangible assets	4,508		33,538		29,537
Operating lease right-of-use assets	4,462		14,951		29,234
Goodwill	6,133		40,184	¥ 494	40,184
Long-term investments	11,345		73,432		74,330
Other non-current asset	627		11,019		4,111
Total assets	134,402		457,195		880,574
Short-term borrowings	13,061		75,223		85,566
Accounts payable	10,966		88,005		71,848
Amounts due to related parties, current	139		45		910
Salary and welfare payable	963		4,465		6,309
Accrued liabilities and other current liabilities	4,587		37,883		30,055
Contract liabilities	590		7,702		3,866
Operating lease liabilities, current					28,060
Deferred tax liabilities	1,367		10,591		8,958
Operating lease liabilities, non-current	3,052		5,375		19,997
Long-term debt	10,390		53,148		68,075
Other debts, non-current	66,133		165,774		433,292
Amounts due to related parties, non-current			11,521
Total liabilities	114,005		558,304		746,935
Total Revenues	154,307	¥ 1,010,985	770,237	803,831
Cost of revenue	(125,719)	(823,686)	(611,470)	(599,477)
Net loss	(29,489)	(193,216)	(175,933)	(231,526)
Net cash used in operating activities	(37,772)	(247,486)	(165,912)	(206,224)
Net cash used in investing activities	(28,147)	(184,417)	(75,056)	(22,562)
Net cash provided by financing activities	98,979	648,491	295,032	199,313
Cash and cash equivalents at beginning of the year		88,352
Cash and cash equivalents at end of the year	$ 44,605	292,237	88,352
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents			36,977	22,353	17,886
Accounts receivable, net			36,682		63,331
Amounts due from related parties			4,752		11,466
Inventories, net			38,400		11,349
Prepayments and other current assets			47,215		45,098
Property and equipment, net			4,933		8,372
Intangible assets			1,315		909
Operating lease right-of-use assets			13,565		27,736
Goodwill			494		494
Long-term investments			73,432		74,330
Other non-current asset			1,004		2,433
Total assets			258,769		263,404
Short-term borrowings			2,761		3,484
Accounts payable			331,760		439,879
Amounts due to related parties, current			45		910
Salary and welfare payable			3,789		4,851
Accrued liabilities and other current liabilities			116,516		225,709
Contract liabilities			7,621		3,706
Operating lease liabilities, current			6,652		6,058
Deferred tax liabilities			2,593		1,852
Operating lease liabilities, non-current			5,375		19,997
Long-term debt			982		872
Other debts, non-current			147,774		415,122
Amounts due to related parties, non-current			10,450		0
Total liabilities			636,318		¥ 1,122,440
Total Revenues		783,892	672,093	761,121
Cost of revenue		(670,319)	(509,168)	(557,275)
Net loss		166,502	61,805	150,002
Net cash used in operating activities		88,703	22,099	(108,063)
Net cash used in investing activities		(37,214)	(43,435)	(12,722)
Net cash provided by financing activities		(70,434)	44,228	118,070
Effects of foreign exchange rate changes on cash and cash equivalents		(146)	(8,268)	3,826
Net increase (decrease) in cash and cash equivalents		(19,091)	14,624	1,111
Cash and cash equivalents at beginning of the year		36,977	22,353	21,242
Cash and cash equivalents at end of the year		¥ 17,886	¥ 36,977	¥ 22,353